SCHEDULE 1 (CONDENSED STATEMENTS OF OPERATIONS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED STATEMENTS OF OPERATIONS
REVEUNUES	$ 113,891,989	$ 122,397,886	$ 118,616,971
COST OF GOODS SOLD	102,353,957	111,611,457	96,588,172
GROSS PROFIT	11,538,032	10,786,429	22,028,799
Selling expenses	(625,500)	(917,074)	(1,216,504)
General and administrative expenses	(3,485,118)	(3,950,934)	(2,747,514)
Total Operating Expenses	(4,110,618)	(4,868,008)	(3,964,018)
INCOME (LOSS) FROM OPERATIONS	7,427,414	5,918,421	18,064,781
Financial expenses, net	(2,696,966)	(3,556,045)	(3,480,766)
INCOME BEFORE INCOME TAX	5,288,874	3,273,806	15,193,681
INCOME TAX	1,219,030	557,428	2,139,029
NET INCOME	4,069,844	2,716,378	13,054,652
Ossen Innovation Co., Ltd [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVEUNUES
COST OF GOODS SOLD
GROSS PROFIT
Selling expenses
General and administrative expenses	(722,695)	(473,060)
Total Operating Expenses	(722,695)	(473,060)
INCOME (LOSS) FROM OPERATIONS	(722,695)	(473,060)
Financial expenses, net	(263)	(619)
Investment in subsidiaries	4,366,716	2,942,190
INCOME BEFORE INCOME TAX	3,643,758	2,468,511
INCOME TAX
NET INCOME	$ 3,643,758	$ 2,468,511